Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Prepaid And Other Current Assets [Abstract]
Prepaid expenses and other current assets
	December 31, 2013	December 31, 2012
Prepaid voyage and operating costs	$ 12,621	$ 6,414
Claim receivables	8,658	3,953
Advances to agents	795	669
Short-term derivative assets	—	1,275
Prepaid taxes	4,750	2,986
Other	2,155	4,585
Total prepaid expenses and other current assets	$ 28,979	$ 19,882